Schedule of companies direct equity investments (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Principles Of Consolidation
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%	100.00%
Percentage of ownership in subsidiary indirect interest	0.00%	0.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%	100.00%
Percentage of ownership in subsidiary indirect interest	0.00%	0.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	99.57%	99.57%
Percentage of ownership in subsidiary indirect interest	0.00%
[custom:LegalFormOfEntity6]
[custom:ProportionOfOwnershipInterestInSubsidiary6]
[custom:ProportionOfVotingPowerHeldInSubsidiary6]	0.00%
[custom:ProportionOfOwnershipInterestInSubsidiary7]		100.00%
[custom:ProportionOfVotingPowerHeldInSubsidiary7]
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%	100.00%
Percentage of ownership in subsidiary indirect interest	0.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	0.00%	100.00%
Percentage of ownership in subsidiary indirect interest	0.00%	0.00%